Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease [Abstract]
Schedule of Future Lease Payments under Operating Leases	Weighted-average remaining lease term for the year ended December 31, 2022 and 2023 were 2.83 years and 2.52 years, respectively. Future lease payments under operating leases as of December 31, 2023 were as follows:
As of December 31,
2023
$
2024	866
2025	925
2026	487
2027	170
2028	29
Total lease payments	2,476
Less: imputed interest	171
Present value of lease liabilities	2,305